Debt	12 Months Ended
Sep. 30, 2014
Debt
Debt

9. Debt

Debt consisted of the following:

	September 30, 2014	September 30, 2013
	(in millions)
Unsecured term credit agreement	$712.5	$750.0
Unsecured senior notes	263.9	260.2
Unsecured revolving credit facility	—	114.7
Other debt	27.6	48.4
Total debt	1,004.0	1,173.3
Less: Current portion of debt and short-term borrowings	(64.4)	(84.3)
Long-term debt, less current portion	$939.6	$1,089.0

The following table presents, in millions, scheduled maturities of our debt as of September 30, 2014:

Fiscal Year
2015	$64.4
2016	38.0
2017	37.7
2018	600.0
2019	—
Thereafter	263.9
Total	$1,004.0

Unsecured Term Credit Agreement

In June 2013, the Company entered into a Second Amended and Restated Credit Agreement (Term Credit Agreement) with Bank of America, N.A., as administrative agent and a lender, and the other lenders party thereto. Pursuant to the Term Credit Agreement, the Company borrowed $750 million and may borrow up to an additional $100 million subject to certain conditions, including Company and lender approval. The Company used approximately $675 million of the proceeds from the loans to repay indebtedness under our prior term loan facility. The loans under the Term Credit Agreement bear interest, at our option, at either the Base Rate (as defined in the Term Credit Agreement) plus an applicable margin or the Eurodollar Rate (as defined in the Term Credit Agreement) plus an applicable margin. The applicable margin for the Base Rate loans is a range of 0.125% to 1.250% and the applicable margin for Eurodollar Rate loans is a range of 1.125% to 2.250%, both based on our debt-to-earnings leverage ratio at the end of each fiscal quarter. For the years ended September 30, 2014 and 2013, the average interest rate of the Company’s term loan facility was 1.66% and 1.98%, respectively. Payments of the initial principal amount outstanding under the Term Credit Agreement are required on an annual basis and began on June 30, 2014 with the final principal balance of $600 million due on June 7, 2018. The Company may, at its option, prepay the loans at any time, without penalty. The Company’s obligations under the Term Credit Agreement are guaranteed by certain of our subsidiaries pursuant to one or more subsidiary guarantees.

Unsecured Senior Notes

In July 2010, the Company issued $300 million of notes to private institutional investors. The notes consisted of $175.0 million of 5.43% Senior Notes, Series A, due July 2020 and $125.0 million of 1.00% Senior Discount Notes, Series B, due July 2022 for net proceeds of $249.8 million. The outstanding accreted balance of Series B Notes, which have an effective interest rate of 5.62%, was $88.9 million and $85.2 million at September 30, 2014 and 2013, respectively. The fair value of the Company’s unsecured senior notes was approximately $287.4 million and $269.4 million at September 30, 2014 and 2013, respectively. The Company calculated the fair values based on model-derived valuations using market observable inputs, which are Level 2 inputs under the accounting guidance. The Company’s obligations under the notes are guaranteed by certain of its subsidiaries pursuant to one or more subsidiary guarantees. The Company has the option to prepay the notes at any time at their called principal amount, together with any accrued and unpaid interest, plus a make-whole premium.

Unsecured Revolving Credit Facility

In January 2014, the Company entered into a Fourth Amended and Restated Credit Agreement (Revolving Credit Agreement), which provides for a borrowing capacity of $1.05 billion. The Revolving Credit Agreement expires on January 29, 2019, and prior to this expiration date, principal amounts outstanding under the Revolving Credit Agreement may be repaid and reborrowed at the Company’s option without prepayment or penalty, subject to certain conditions including the absence of any event of default. The Company may request an increase in capacity of up to a total of $1.25 billion, subject to certain conditions including the absence of any event of default. The loans under the Revolving Credit Agreement may be borrowed in dollars or in certain foreign currencies and bear interest, at our option, at either the Base Rate (as defined in the Revolving Credit Agreement) plus an applicable margin or the Eurocurrency Rate (as defined in the Revolving Credit Agreement) plus an applicable margin. The applicable margin for the Base Rate loans is a range of 0.125% to 1.250% and the applicable margin for the Eurocurrency Rate loans is a range of 1.125% to 2.250%, both based on the Company’s debt-to-earnings leverage ratio at the end of each fiscal quarter. In addition to these borrowing rates, there is a commitment fee which ranges from 0.125% to 0.350% on any unused commitment. At September 30, 2014 and 2013, $0.0 million and $114.7 million, respectively, were outstanding under the Company’s revolving credit facility. At September 30, 2014 and 2013, outstanding standby letters of credit totaled $12.1 million and $35.5 million, respectively, under the Company’s revolving credit facility. As of September 30, 2014, the Company had $1,037.9 million available under our Revolving Credit Agreement.

Covenants and Restrictions

Under the Company’s debt agreements relating to its unsecured revolving credit facility, unsecured term credit agreement, and unsecured senior notes, the Company is subject to a maximum consolidated leverage ratio at the end of each fiscal quarter. This ratio is calculated by dividing consolidated funded debt (including financial letters of credit and other adjustments per its debt agreements) by consolidated earnings before interest, taxes, depreciation, and amortization (EBITDA). Subject to certain differences among our debt agreements, EBITDA is defined as consolidated net income attributable to AECOM plus interest, depreciation and amortization expense, amounts set aside for taxes and other non-cash items (including a calculated annualized EBITDA from our acquisitions). As of September 30, 2014, the Company’s most restrictive consolidated leverage ratio under its debt agreements was 2.55, which did not exceed the Company’s maximum consolidated leverage ratio permitted under its debt agreements of 3.0.

Our Revolving Credit Agreement and Term Credit Agreement also contain certain covenants that limit our ability to, among other things, (i) merge with other entities, (ii) enter into a transaction resulting in a change of control, (iii) create new liens, (iv) sell assets outside of the ordinary course of business, (v) enter into transactions with affiliates, (vi) substantially change the general nature of the Company and its subsidiaries taken as a whole, and (vii) incur indebtedness and contingent obligations.

Additionally, the Company’s unsecured senior notes contain covenants that limit (i) certain types of indebtedness, which include indebtedness incurred by subsidiaries and indebtedness secured by a lien, (ii) merging with other entities, (iii) entering into a transaction resulting in a change of control, (iv) creating new liens, (v) selling assets outside of the ordinary course of business, (vi) entering into transactions with affiliates, and (vii) substantially changing the general nature of our Company and our subsidiaries taken as a whole. The unsecured senior notes also contain a financial covenant that requires us to maintain a net worth above a calculated threshold. The threshold is calculated as $1.2 billion plus 40% of the consolidated net income for each fiscal quarter commencing with the fiscal quarter ending June 30, 2010. In the calculation of this threshold, the Company cannot include a consolidated net loss that may occur in any fiscal quarter. The Company’s net worth for this financial covenant is defined as total AECOM stockholders’ equity, which is consolidated stockholders’ equity, including any redeemable common stock and stock units and the liquidation preference of any preferred stock. As of September 30, 2014, this amount was $2.2 billion, which exceeds the calculated threshold of $1.7 billion.

Should the Company fail to comply with these covenants, all or a portion of its borrowings under the unsecured senior notes and unsecured term credit agreements could become immediately payable and its unsecured revolving credit facility could be terminated. At September 30, 2014 and 2013, the Company was in compliance with all such covenants.

The Company’s average effective interest rate on total borrowings, including the effects of the interest rate swap agreements, during the year ended September 30, 2014, 2013 and 2012 was 2.8%, 3.0% and 3.1%, respectively.

Other Debt

Other debt consists primarily of bank overdrafts, obligations under capital leases, and other unsecured credit facilities. In addition to the unsecured revolving credit facility discussed above, the Company also has other unsecured credit facilities primarily used for standby letters of credit issued for payment of performance guarantees. At September 30, 2014 and 2013, these outstanding standby letters of credit totaled $301.0 million and $236.4 million, respectively. As of September 30, 2014 and 2013, the Company had $327.4 million and $331.8 million, respectively, available under these unsecured credit facilities.